THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON OCTOBER 15, 2003.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

October 15, 2003
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $17,488 (thousands)

The entry reported on the Information Table attached to this Amendment No.1 is a position which was previously filed confidentially with the Securities and Exchange Commission and was omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F. Including the positions previously reported publicly (but excluding any confidential information omitted from this public Form 13F), the Manager reports that as of June 30, 2003, it exercised investment discretion over an aggregate of 19 Section 13(f) securities valued at $128,543 (thousands).

List of Other Included Managers:

         None

                                                                    AMENDMENT NO.1 TO FORM 13F
                                                                                                                     (SEC USE ONLY)
QTR ENDED: 6/30/03                                                  Name of ReportSandell Asset Management
                                                                                                    Item 8:
    Item 1:         Item 2 :        Item 3:       Item 4:      Item 5:  Item 6:     Item 7:   Voting Authority (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer   Title of Class     CUSIP       Fair Market  Shares or  Investment  Managers
                                    Number        Value      Principal  Discretion See Inst V (a)Sole   (b) Shared   (c) None
                                                  (X$1000)    Amount
-----------------------------------------------------------------------------------------------------------------------------------

EXPEDIA INC     COM CL A         302125-10-9      17,488     229,683 SH    SOLE               229,683         -          -

                                 Value Total:    $17,488

                                 Entry Total:          1
